Fair Value - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value Measurements Recurring - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Assets
Total			$ 5,765,167
Liabilities
Liability related to warrants	$ 1,444,058	$ 5,570,530	10,462,137
Total	1,444,058	5,570,530	10,462,137
Level 1
Assets
Total			150,000
Level 3
Assets
Total			5,615,167
Liabilities
Liability related to warrants	1,444,058	5,570,530	10,462,137
Total	$ 1,444,058	$ 5,570,530	10,462,137
Sprout Call Option
Assets
Other financial assets			5,615,167
Sprout Call Option | Level 3
Assets
Other financial assets			5,615,167
Acasti Shares
Assets
Other financial assets			150,000
Acasti Shares | Level 1
Assets
Other financial assets			$ 150,000